Consolidated Statements of Loss and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended		157 Months Ended	160 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Expenses
Research and development	$ 1,651,409	$ 920,475	$ 4,868,734	$ 10,606,769	$ 80,417,665	$ 82,069,074
Leukemia & Lymphoma Society funding	(153,846)	(135,000)	(1,442,692)	(262,751)	(5,456,422)	(5,610,268)
Research collaboration income			(19,440)	(150,000)	(2,240,720)	(2,240,720)
General and administrative	1,348,999	778,350	4,098,446	3,939,837	37,200,720	38,549,719
Loss on disposal of property and equipment	13,727	13,872	83,077	573,583	772,086	785,813
Amortization and depreciation	47,588	85,965	411,621	441,687	4,674,230	4,721,818
Operating loss	(2,907,877)	(1,663,662)	(7,999,746)	(15,149,125)	(115,367,559)	(118,275,436)
Other income (expenses)
Foreign exchange (loss) gain	(3,049)	83	(11,500)	15,881	543,248	540,199
Interest and miscellaneous income	429	879	2,735	77,885	2,761,969	2,762,398
Gain on settlement in exchange of preferred stock					1,562,689	1,562,689
Interest expense	(47,654)	(366,917)	(4,263,774)	(79,256)	(5,889,291)	(5,936,946)
Loss before income taxes	(2,958,151)	(2,029,617)	(12,272,286)	(15,134,615)	(116,388,945)	(119,347,096)
Income tax benefit			1,363,559	974,861	6,243,583	6,243,583
Net loss incurred in the development stage	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(110,145,362)	(113,103,513)
Other comprehensive loss attributable to foreign exchange translation					(1,133,266)	(1,133,266)
Comprehensive loss	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(111,278,628)	(114,236,779)
Accretion on preferred stock					(1,475,853)	(1,475,853)
Total comprehensive loss attributable to common stockholders	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(112,754,481)	(115,712,632)
Net loss incurred in the development stage	(2,958,151)	(2,029,617)	(10,908,727)	(14,159,754)	(110,145,362)	(113,103,513)
Accretion on preferred stock					(1,475,853)	(1,475,853)
Net loss attributable to common stockholders	$ (2,958,151)	$ (2,029,617)	$ (10,908,727)	$ (14,159,754)	$ (111,621,215)	$ (114,579,366)
Net loss per share
Basic and diluted	$ (0.22)	$ (0.18)	$ (1.30)	$ (1.81)
Weighted average of common shares outstanding
Basic and diluted	13,673,160	11,230,667	8,406,104	7,815,605